Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Net Assets Recorded

WildHorse Resources recorded the following net assets (in thousands):

Accounts receivable	$2,274
Oil and natural gas properties, net	40,056
Accrued liabilities	(297)
Asset retirement obligations	(277)
Net assets	$41,756

Book Value of Net Assets Acquired

The net assets acquired were as follows (in thousands):

Cash and cash equivalents	$2,820
Accounts receivable	5,184
Prepaid expenses and other current assets	1,454
Oil and natural gas properties, net	342,759
Long-term derivative instruments, net	(826)
Other long-term assets	344
Accounts payable	(2,346)
Revenue payable	(2,910)
Accrued liabilities	(1,799)
Short-term derivative instruments, net	(1,828)
Asset retirement obligations	(9,606)
Credit facilities	(151,690)
Net assets	$181,556

Book Value of Assets Sold

The net book value of the assets sold was as follows (in thousands):

Cash and cash equivalents	$33,001
Restricted cash	300
Accounts receivable	5,256
Prepaid expenses and other current assets	379
Property, plant and equipment, net	3,410
Other long-term assets	4
Accounts payable	(19,959)
Accounts payable - affiliates	(17,099)
Accrued liabilities	(5,061)
Net assets	$231

Schedule of Minimum Volume Commitment and Fees Associated with the GPA

The amended and restated gas processing agreement, (“GPA”) has a 15-year primary term, subject to one-year extensions at either party’s election.  Processing fees under the GPA are subject to annual inflation escalators. Under the GPA, the Company has agreed to deliver a minimum volume of gas for processing through the term of the agreement measured on a cumulative basis based on specified daily minimum volume thresholds. Any volumes of gas delivered up to the then-applicable daily minimum volume threshold are considered firm reserved gas and are charged the firm fixed-commitment fee, and any volumes delivered in excess of such threshold are considered interruptible volumes and are charged the interruptible-service fixed fee.  Pursuant to the GPA, any deficiency payments made by the Company under the GPA will be treated as prepaid processing fees by PennTex (except for the June 2015 deficiency payment). These charges do not expire until the end of the primary term of the GPA.  Quarterly deficiency payments are based on the firm-commitment fixed fee. The following table summarizes the minimum volume commitment (“MVC”) and fees associated with the GPA.

Period	MVC (MMBtu/d)	Firm Fee ($/MMBtu)	Interruptible Fee ($/MMBtu)
June 1, 2015 to September 30, 2015	115,000	0.435	0.470
October 1, 2015 to June 30, 2016	345,000	0.435	0.470
July 1, 2016 to June 30, 2026 (1)	460,000	0.435	0.350
July 1, 2026 to June 1, 2030	345,000	0.435	0.350
June 2, 2030 to October 1, 2030	115,000	0.435	0.350

(1)	The firm fee is reduced to $0.35 $/MMBtu for volumes in excess of 345,000 MMBtu/d.

Transportation Services Agreement [Member]
Schedule of Fees Associated with Agreement

The transportation services agreement (“TSA”) provides for the transportation of NGLs through PennTex’s NGL pipeline from the outlet of their processing plants to a third party delivery point. The Company pays a usage fee for all volumes transported under the TSA. The TSA includes a plant tailgate dedication pursuant to which all of the Company’s NGLs produced from PennTex’s processing plants are delivered for transportation on the its NGL pipeline. The following table summarizes the fees associated with the TSA:

Period	Usage Fee ($/gallon)
October 1, 2015 to October 1, 2030	0.04

Gas Gathering Agreement [Member]
Schedule of Minimum Volume Commitment and Fees Associated with the GPA

The gas gathering agreement, as amended, (“GGA”) has a 15-year primary term, subject to one-year extensions at either party’s election. The Company pays fees for gathering services provided by PennTex, including a firm capacity reservation payment through November 30, 2019 and a usage fee component that is subject to a minimum volume commitment. The GGA also has an annual “use it or lose it” deficiency provision that is based on the usage fee.  The minimum volume commitment under the GGA is linked to the minimum volume commitment under the GPA.

Period	MVC (MMBtu/d)	Firm Fee ($/MMBtu)	Usage Fee ($/MMBtu)
June 1, 2015 to November 30, 2019	460,000	0.03	n/a
June 1, 2015 to September 30, 2015	115,000	n/a	0.02
October 1, 2015 to June 30, 2016	345,000	n/a	0.02
July 1, 2016 to November 30, 2019	460,000	n/a	0.02
December 1, 2019 to June 30, 2026	460,000	n/a	0.05
July 1, 2026 to June 1, 2030	345,000	n/a	0.05

Gas Transportation Agreement [Member]
Schedule of Fees Associated with Agreement

The gas transportation agreement, as amended, (“GTA”) has a 15-year primary term, subject to one-year extensions at either party’s election.  The GTA provides for the transportation of residue gas through PennTex’s residue gas pipeline from the outlet of their processing plants to delivery points at interconnections with third-party natural gas transportation pipelines.  The Company pays a usage fee for all volumes transported under the GTA. The GTA includes a plant tailgate dedication pursuant to which all of the Company’s residue gas produced from the PennTex’s processing plants are delivered for transportation on their residue gas pipeline.  The GTA also includes a fixed monthly demand charge to provide priority firm service.  The following table summarizes the fees associated with the GTA:

Period	Demand Fee ($/month)	Usage Fee ($/MMBtu)
June 1, 2015 to June 1, 2030	n/a	0.04
January 1, 2016 to December 31, 2025	360,000	n/a